Income Taxes - Provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current income tax:
Current year expense	$ 1,008.5	$ 1,132.0
Adjustments to prior years' income taxes	(53.9)	(11.4)
Current income tax	954.6	1,120.6
Deferred income tax:
Origination and reversal of temporary differences	193.7	291.3
Adjustments to prior years' deferred income taxes	8.2	(36.3)
Deferred income tax	201.9	255.0
Provision for income taxes	1,156.5	1,375.6
Pillar Two global minimum taxes	$ 41.8	$ 93.7